Condensed Consolidated Financial Statements (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Condensed Consolidated Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation

Gardner Denver Holdings, Inc. is a holding company whose operating subsidiaries are Gardner Denver, Inc. (“GDI”) and certain of GDI’s subsidiaries. Gardner Denver, Inc is a diversified, global manufacturer of highly engineered, application-critical flow control products and provider of related aftermarket parts and services.

The accompanying consolidated financial statements include the accounts of Gardner Denver Holdings, Inc. and its majority-owned subsidiaries (collectively referred to herein as “Gardner Denver” or the “Company”). The financial information presented as of any date other than December 31, 2016 has been prepared from the books and records of the Company without audit. The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the condensed consolidated financial statements include all adjustments, consisting of adjustments associated with acquisition accounting and normal recurring adjustments, necessary for a fair presentation of such financial statements. All intercompany transactions and accounts have been eliminated in consolidation.

The Company’s unaudited interim condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements and related notes included in our prospectus, dated May 11, 2017, filed with the Securities and Exchange Commission (“SEC”) in accordance with Rule 424(b) of the Securities Act of 1933, as amended, on May 15, 2017.

The results of operations for the interim periods ended September 30, 2017 are not necessarily indicative of the results to be expected for the full year. The balance sheet at December 31, 2016 has been derived from the Company’s audited financial statements as of that date but does not include all of the information and notes required by GAAP for complete financial statements.

The Company’s initial public offering of shares of common stock was completed in May 2017. In connection with the offering, the Company sold a total of 47,495,000 shares of common stock for cash consideration of $20.00 per share ($18.90 per share net of underwriting discounts) and received proceeds of $949.9 million. Expenses for underwriting discounts and commissions related to this offering totaled approximately $52.2 million, resulting in net proceeds of $897.7 million. Additional expenses directly related to the initial public offering of $4.6 million were incurred and recorded as a reduction to the “Capital in excess of par value” line in the Condensed Consolidated Balance Sheets. As of September 30, 2017, $4.4 million has been paid from cash on hand and $0.2 million is recorded to the “Accounts payable” line in the Condensed Consolidated Balance Sheets.

After the completion of the initial public offering, affiliates of Kohlberg Kravis Roberts & Co. L.P. continue to control a majority of the voting power of the Company’s common stock. As a result, the Company is considered a “controlled company” within the meaning of the corporate governance standards of the New York Stock Exchange (“NYSE”).

Overview and Basis of Presentation

Gardner Denver Holdings, Inc. is an affiliate of Kohlberg Kravis and Roberts & Co. L.P. (“KKR”) and a holding company whose operating subsidiary is Gardner Denver, Inc. Gardner Denver Inc. is a diversified, global manufacturer of highly engineered, application-critical flow control products and provider of related aftermarket parts and services.

The accompanying consolidated financial statements include the accounts of Gardner Denver Holdings, Inc. and its majority-owned subsidiaries (collectively referred to herein as “Gardner Denver” or the “Company”). The Company was previously reported as Gardner Denver, Inc. On July 30, 2013, Gardner Denver, Inc. was acquired by an affiliate of KKR. The acquisition (also referred to as the “Merger”) was effected by the merger of Renaissance Acquisition Corp., a subsidiary of the Company, with and into Gardner Denver, Inc., with Gardner Denver, Inc. being the surviving corporation. As a result of the Merger, Gardner Denver, Inc. became a wholly-owned subsidiary of Renaissance Parent Corp. Effective February 23, 2017 the name of the Company was changed from Renaissance Parent Corp. to Gardner Denver Holdings, Inc.

Gardner Denver Holdings, Inc. has no independent operations and accordingly, there were no items attributable to Gardner Denver Holdings, Inc. which affected the consolidated income statement for the year ended December 31, 2016. Apart from a de minimis cash balance as of December 31, 2016 and 2015, the only asset of Gardner Denver Holdings, Inc. consisted of its equity interest in Gardner Denver, Inc.

During the first quarter of 2016, the Company modified its presentation of research and development expenditures within the Consolidated Statements of Operations. Under the modified presentation, research and development expenditures are included within the operating expense line “Selling and administrative expenses,” whereas they were previously included in “Cost of sales.” Including research and development expenditures in “Selling and administrative expenses” better classifies the expenditures as incurred for the development, marketing, and selling of the Company’s products.

The Consolidated Statements of Operations for the years ended December 31, 2015 and 2014 have been reclassified to reflect this change in presentation. The impact of this reclassification on the year ended December 31, 2015 was a decrease in “Cost of sales” of $25.9 million with a corresponding increase to “Selling and administrative expenses,” of $25.9 million. The impact of this reclassification on the year ended December 31, 2014 was a decrease in “Cost of sales” of $25.6 million with a corresponding increase to “Selling and administrative expenses,” of $25.6 million. This reclassification has no impact on any other line item of the Consolidated Statements of Operations.

During the year ended December 31, 2016, the Company recorded an adjustment of $15.3 million to decrease goodwill and non-controlling interest to correct an immaterial error made in the original purchase price allocation of the Merger. As a result of an error in the allocation of intangible assets to the subsidiary with the non-controlling interest, amortization expense attributed in the determination of non-controlling interest was overstated subsequent to July 30, 2013. As such, net income attributable to non-controlling interest for the year ended December 31, 2016 includes an adjustment to reverse $4.7 million of amortization, net of tax, for periods from the date of acquisition on July 30, 2013 through December 31, 2015 which was erroneously attributed to the non-controlling interest.

The Company has evaluated subsequent events through February 28, 2017.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). The amendments in this update will replace most of the existing GAAP revenue recognition guidance. The core principle of this ASU is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The ASU requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments, and changes in judgments. The ASU is effective for public companies beginning in the first quarter of 2018. The ASU allows for full retrospective adoption applied to all periods presented or modified retrospective adoption with the cumulative effect of initially applying the update recognized at the date of initial application. The Company will adopt this ASU using the modified retrospective approach. The Company has completed an evaluation of its revenue activities against the requirements of the ASU. During the evaluation, the Company identified certain contractual arrangements involving customer specific application engineering in the Energy segment that may, in certain circumstances, meet the criteria for revenue recognition over time under the new standard. Currently, revenue on these arrangements is recognized when the contract is complete or substantially complete, provided all other revenue recognition criteria have been met. The Company is currently in the process of determining the necessary changes to information systems and business processes to effect the changes in the first quarter of 2018. The Company has not yet determined the impact on reported revenues and earnings related to the adoption of the ASU.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The amendments in this update will replace most of the existing GAAP lease accounting guidance in order to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The ASU is effective for public companies beginning in the first quarter of 2019. The ASU requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This approach allows a Company to elect to use a number of optional practical expedients. The Company is currently assessing the impact of this ASU on its consolidated financial statements and evaluating the method of adoption.

In March 2017, the FASB issued ASU 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This update was intended to improve the presentation of net periodic pension costs and net periodic postretirement benefit costs in the financial statements. The amendments in this ASU requires the Company to report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of operating income. If a separate line item or items are not used to present the other components of net benefit cost, the line item or items used in the income statement to present the other components of net benefit cost must be disclosed. The amendment allows only the service cost component of net benefit cost to be eligible for capitalization. The ASU is effective for public companies for the annual and interim reporting periods of 2018. Disclosures of the nature of and reason for the change in accounting principle are required in the first interim and annual periods of adoption. The amendments in this ASU are to be applied retrospectively for presentation in the income statement and prospectively for the capitalization of the service cost component of net periodic pension cost and net periodic postretirement benefit in assets. A practical expedient allows the Company to use the amount disclosed in its pension and other postretirement benefit plan note for the prior comparative periods as the estimation basis for applying the retrospective presentation requirements. Disclosure must be made if the practical expedient was used. The Company does not expect this ASU to have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. This update was intended to improve the financial reporting of hedging relationships to better portray the economic results of the Company’s risk management activities in its financial statements through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results. The amendments in this ASU require the Company to present the earnings effect of the hedging instrument in the same income statement line item in which the earnings effect of the hedged item is reported. This allows users of the financial statements to better understand the results and costs of the Company’s hedging program. The Company is required to apply the amendments to cash flow and net investment hedge relationships that exist on the date of adoption using a modified retrospective approach. The presentation and disclosure requirements must be applied prospectively. The effective date for adoption is for annual and interim periods beginning after December 15, 2018. This will require adoption in the first quarter of fiscal year 2019. The Company is currently assessing the impact of this ASU on its consolidated financial statements and evaluating the timing of adoption.

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). Amendments in this update will replace most of the existing GAAP revenue recognition guidance. The core principle of this ASU is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The ASU requires additional disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments, and changes in judgments. The ASU is effective for public companies beginning in the first quarter of 2018 and private companies beginning in the first quarter of 2019. The ASU allows for full retrospective adoption applied to all periods presented or modified retrospective adoption with the cumulative effect of initially applying the update recognized at the date of initial application. The Company has engaged a third party, formed an internal working group, and is in the process of completing a diagnostic to assess the potential impacts of this standard. As the Company progresses towards completion of the diagnostic, the method and timing of adoption will be further determined.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The amendments in this update will replace most of the existing GAAP lease accounting guidance in order to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The ASU is effective for public companies beginning in the first quarter of 2019 and private companies beginning with the fiscal year end of 2020. The ASU requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This approach allows a Company to elect to use a number of optional practical expedients. The Company is currently assessing the impact of this ASU on the consolidated financial statements and evaluating the method and timing of adoption.

Effective September 30, 2016, the Company adopted ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which confirmed its classifications within the consolidated cash flow statements, and did not impact previously issued financial results.

Effective December 31, 2016, the Company adopted ASU 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”) on a retrospective basis. As required by ASU 2015-03, all debt issuance costs related to a recognized debt liability are classified as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts, which is a change from the historical presentation whereby the debt issuance costs were classified as an asset. Upon adoption of ASU 2015-03, debt issuance costs simultaneously reduced “Other assets” and “Long-term debt, less current maturities” by $71.9 million as of December 31, 2015. Debt issuance costs presented as a deduction from the carrying amount of debt as of December 31, 2016 was $58.9 million.